iShares
®
Global Financials ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  3 .8%
ANZ Group Holdings Ltd. ................... 118,241 $ 2,885,599
ASX Ltd. .............................. 7,543 278,360
Commonwealth Bank of Australia .............. 65,458 7,459,868
Insurance Australia Group Ltd. ................ 91,644 512,560
Macquarie Group Ltd. ...................... 13,854 2,408,435
Medibank Pvt Ltd. ........................ 107,110 368,005
National Australia Bank Ltd. .................. 120,125 3,154,335
QBE Insurance Group Ltd. .................. 58,590 1,019,181
Suncorp Group Ltd. ....................... 41,804 557,713
Washington H Soul Pattinson & Co. Ltd. ......... 13,718 438,492
Westpac Banking Corp. .................... 133,780 3,259,637
22,342,185
a
Austria  —  0 .4%
BAWAG Group AG
(a)
....................... 2,972 595,838
Erste Group Bank AG ...................... 12,577 1,683,279
2,279,117
a
Belgium  —  0 .4%
Ageas SA/N.V. .......................... 5,564 445,179
Groupe Bruxelles Lambert N.V. ............... 2,944 268,433
KBC Group N.V. ......................... 9,868 1,347,788
2,061,400
a
Brazil  —  0 .5%
B3 SA - Brasil Bolsa Balcao .................. 205,246 577,693
Banco do Brasil SA
(b)
...................... 111,383 429,583
NU Holdings Ltd. , Class A
(b)
.................. 150,240 2,007,206
3,014,482
a
Canada  —  8 .1%
Bank of Montreal ......................... 27,448 4,851,324
Bank of Nova Scotia (The) ................... 48,178 4,187,486
Brookfield Asset Management Ltd. , Class A ....... 14,871 667,085
Brookfield Corp. , Class A .................... 83,594 3,566,559
Canadian Imperial Bank of Commerce .......... 36,120 4,159,435
Fairfax Financial Holdings Ltd. ................ 777 1,278,011
Intact Financial Corp. ...................... 6,828 1,409,218
Manulife Financial Corp. .................... 65,071 2,639,086
National Bank of Canada ................... 15,154 2,392,478
Power Corp. of Canada .................... 20,789 1,296,079
Royal Bank of Canada ..................... 54,671 11,320,839
Sun Life Financial, Inc. ..................... 21,607 1,696,414
Toronto-Dominion Bank (The) ................ 65,394 7,951,025
47,415,039
a
Chile  —  0 .1%
Banco de Chile .......................... 1,794,194 351,263
Banco Santander Chile , ADR ................. 6,264 206,273
557,536
a
China  —  2 .3%
Agricultural Bank of China Ltd. , Class H .......... 1,190,000 811,698
Bank of China Ltd. , Class H .................. 3,280,000 2,091,732
Bank of Communications Co. Ltd. , Class H ....... 833,000 716,826
China Construction Bank Corp. , Class H ......... 3,854,720 3,975,958
China Life Insurance Co. Ltd. , Class H .......... 288,000 985,741
China Merchants Bank Co. Ltd. , Class H ......... 127,500 732,075
Industrial & Commercial Bank of China Ltd. , Class H . 3,122,000 2,564,678
Ping An Insurance Group Co. of China Ltd. , Class H . 256,000 1,673,928
13,552,636
a
Security Shares Value
a
Colombia  —  0 .1%
Grupo Cibest SA , ADR
(b)
.................... 4,425 $ 351,478
a
Denmark  —  0 .3%
Danske Bank A.S. ........................ 25,701 1,377,640
Tryg A.S. .............................. 12,408 282,443
1,660,083
a
Finland  —  0 .2%
Sampo OYJ , Class A ...................... 97,159 1,020,358
a
France  —  2 .0%
AXA SA ............................... 64,728 3,243,483
BNP Paribas SA ......................... 38,780 4,529,238
Credit Agricole SA ........................ 43,318 871,258
Edenred SE ............................ 9,188 236,188
Euronext N.V.
(a)
.......................... 3,690 590,220
Societe Generale SA ...................... 25,923 2,294,447
11,764,834
a
Germany  —  2 .8%
Allianz SE , Registered ..................... 14,830 7,019,750
Commerzbank AG
(c)
....................... 38,655 1,646,496
Deutsche Bank AG , Registered ............... 75,155 2,545,273
Deutsche Boerse AG ...................... 7,306 1,992,709
Hannover Rueck SE ....................... 2,367 655,508
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 4,968 2,774,431
16,634,167
a
Hong Kong  —  1 .0%
AIA Group Ltd. .......................... 409,000 3,744,490
Hong Kong Exchanges & Clearing Ltd. .......... 44,200 2,056,491
5,800,981
a
Ireland  —  0 .3%
AIB Group PLC .......................... 79,048 929,010
Bank of Ireland Group PLC .................. 37,751 752,112
1,681,122
a
Italy  —  2 .7%
Banca Monte dei Paschi di Siena SpA ........... 84,663 1,052,143
Banco BPM SpA ......................... 59,152 1,022,878
BPER Banca SpA ........................ 59,069 928,039
FinecoBank Banca Fineco SpA ............... 23,747 597,094
Generali ............................... 40,906 1,994,285
Intesa Sanpaolo SpA ...................... 601,640 4,135,245
Poste Italiane SpA ........................ 17,658 578,007
UniCredit SpA ........................... 59,003 5,287,774
Unipol Assicurazioni SpA .................... 17,493 488,937
16,084,402
a
Japan  —  6 .1%
Daiichi Life Group, Inc. ..................... 141,200 1,541,726
Daiwa Securities Group, Inc. ................. 54,200 537,541
Japan Exchange Group, Inc. ................. 40,000 506,237
Japan Post Bank Co. Ltd. ................... 69,500 1,322,748
Japan Post Holdings Co. Ltd. ................. 63,700 856,202
Mitsubishi UFJ Financial Group, Inc. ............ 464,200 9,248,222
Mizuho Financial Group, Inc. ................. 95,510 4,587,230
MS&AD Insurance Group Holdings, Inc. ......... 47,000 1,218,238
Nomura Holdings, Inc. ..................... 113,100 993,010
ORIX Corp. ............................. 44,500 1,695,072
Resona Holdings, Inc. ..................... 89,600 1,168,207
Sompo Holdings, Inc. ...................... 36,700 1,394,243
Sumitomo Mitsui Financial Group, Inc. ........... 149,600 5,864,176
Sumitomo Mitsui Trust Group, Inc. ............. 27,354 1,021,397

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Global Financials ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Japan (continued)
T&D Holdings, Inc. ........................ 19,700 $ 587,608
Tokio Marine Holdings, Inc. .................. 75,900 3,337,233
35,879,090
a
Mexico  —  0 .2%
Grupo Financiero Banorte SAB de CV , Class O .... 93,993 992,039
a
Netherlands  —  1 .3%
ABN AMRO Bank N.V., CVA ................. 22,242 945,993
Adyen N.V.
(a) (b)
........................... 1,232 1,155,761
Aegon Ltd. ............................. 41,100 349,777
ASR Nederland N.V. ....................... 6,125 462,565
EXOR N.V. ............................. 3,721 285,073
ING Groep N.V. .......................... 107,704 3,398,416
NN Group N.V. .......................... 10,152 890,014
7,487,599
a
Norway  —  0 .2%
DNB Bank ASA .......................... 32,594 970,397
a
Peru  —  0 .2%
Credicorp Ltd. ........................... 2,670 1,040,179
a
Singapore  —  1 .4%
DBS Group Holdings Ltd. ................... 75,060 3,800,648
Oversea-Chinese Banking Corp. Ltd. ........... 151,100 2,899,713
United Overseas Bank Ltd. .................. 56,500 1,739,907
8,440,268
a
South Korea  —  0 .4%
KB Financial Group, Inc. .................... 13,515 1,398,359
Shinhan Financial Group Co. Ltd. .............. 17,848 1,119,063
2,517,422
a
Spain  —  2 .8%
Banco Bilbao Vizcaya Argentaria SA ............ 220,410 5,549,218
Banco de Sabadell SA ..................... 199,425 706,650
Banco Santander SA ...................... 574,566 7,974,887
CaixaBank SA ........................... 149,635 2,120,054
16,350,809
a
Sweden  —  1 .7%
EQT AB ............................... 14,148 400,240
Industrivarden AB , Class A .................. 4,670 262,006
Industrivarden AB , Class C .................. 7,167 393,600
Investor AB , Class B ....................... 71,000 2,950,130
Nordea Bank Abp ........................ 134,101 2,541,623
Skandinaviska Enskilda Banken AB , Class A ...... 58,581 1,166,407
Svenska Handelsbanken AB , Class A ........... 61,155 899,914
Swedbank AB , Class A ..................... 35,337 1,320,044
9,933,964
a
Switzerland  —  2 .6%
Helvetia Baloise Holding AG ................. 2,969 765,699
Julius Baer Group Ltd. ..................... 8,022 693,100
Partners Group Holding AG .................. 859 703,593
Swiss Life Holding AG , Registered ............. 1,104 1,213,593
Swiss Re AG ............................ 11,654 1,852,402
UBS Group AG , Registered .................. 116,699 5,783,732
Zurich Insurance Group AG .................. 6,007 4,442,973
15,455,092
a
Taiwan  —  0 .7%
Cathay Financial Holding Co. Ltd. .............. 384,521 1,192,474
CTBC Financial Holding Co. Ltd. .............. 770,000 1,725,962
Security Shares Value
a
Taiwan (continued)
Fubon Financial Holding Co. Ltd. .............. 350,578 $ 1,432,166
4,350,602
a
United Kingdom  —  5 .7%
3i Group PLC ........................... 40,326 1,326,075
Aberdeen Group PLC ...................... 72,969 230,614
Admiral Group PLC ....................... 10,082 476,160
Aviva PLC ............................. 117,995 1,017,327
Barclays PLC ........................... 531,564 3,562,010
HSBC Holdings PLC ...................... 672,132 12,709,538
ICG PLC .............................. 11,500 257,752
Legal & General Group PLC ................. 222,865 844,963
Lloyds Banking Group PLC .................. 2,278,166 3,334,159
London Stock Exchange Group PLC ............ 17,323 1,872,886
M&G PLC .............................. 86,159 384,385
NatWest Group PLC ....................... 312,307 2,755,781
Prudential PLC .......................... 98,067 1,302,527
Schroders PLC .......................... 35,878 279,653
St. James's Place PLC ..................... 19,969 321,073
Standard Chartered PLC .................... 70,905 1,917,452
Standard Life PLC ........................ 31,228 345,211
Wise Group PLC , Class A
(b)
.................. 27,592 330,758
33,268,324
a
United States  —  50 .6%
Aflac, Inc. .............................. 17,904 2,099,244
Allstate Corp. (The) ....................... 10,093 2,401,528
American Express Co. ..................... 20,757 7,021,055
American International Group, Inc. ............. 20,727 1,544,783
Ameriprise Financial, Inc. ................... 3,516 1,613,000
Aon PLC , Class A ........................ 8,344 2,767,621
Apollo Global Management, Inc. ............... 18,021 2,132,065
Arch Capital Group Ltd.
(b)
................... 13,866 1,345,834
Ares Management Corp. , Class A .............. 8,086 900,053
Arthur J Gallagher & Co. .................... 10,032 2,303,046
Assurant, Inc. ........................... 1,901 510,476
Bank of America Corp. ..................... 255,392 14,552,236
Bank of New York Mellon Corp. (The) ........... 26,933 3,894,781
Berkshire Hathaway, Inc. , Class B
(b)
............ 71,654 35,854,945
BlackRock, Inc.
(d)
......................... 5,647 5,429,929
Blackstone, Inc. .......................... 29,094 3,423,491
Block, Inc. , Class A
(b)
...................... 20,918 1,589,768
Brown & Brown, Inc. ....................... 11,339 727,397
Capital One Financial Corp. .................. 24,254 4,865,838
Cboe Global Markets, Inc. ................... 4,133 1,002,955
Charles Schwab Corp. (The) ................. 63,949 5,900,574
Chubb Ltd. ............................. 14,127 4,813,634
Cincinnati Financial Corp. ................... 6,128 1,134,538
Citigroup, Inc. ........................... 66,718 9,337,851
Citizens Financial Group, Inc. ................ 16,581 1,161,831
CME Group, Inc. , Class A ................... 14,174 3,130,044
Coinbase Global, Inc. , Class A
(b)
............... 8,742 1,277,993
Corpay, Inc.
(b)
........................... 2,557 852,171
Erie Indemnity Co. , Class A , NVS .............. 970 232,558
Everest Group Ltd. ........................ 1,553 554,778
FactSet Research Systems, Inc.
(c)
.............. 1,429 328,784
Fidelity National Information Services, Inc. ........ 20,383 792,491
Fifth Third Bancorp ....................... 35,453 1,998,486
Fiserv, Inc.
(b)
............................ 21,118 1,035,838
Franklin Resources, Inc. .................... 11,801 392,619
Global Payments, Inc. ..................... 9,243 670,672
Globe Life, Inc. .......................... 3,081 550,513
Goldman Sachs Group, Inc. (The) ............. 11,517 11,647,948
Hartford Insurance Group, Inc. (The) ............ 10,676 1,414,784
Huntington Bancshares, Inc. ................. 78,236 1,387,124

iShares
®
Global Financials ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
United States (continued)
Interactive Brokers Group, Inc. , Class A .......... 17,210 $ 1,497,958
Intercontinental Exchange, Inc. ............... 22,078 2,718,023
Invesco Ltd. ............................ 17,677 466,496
Jack Henry & Associates, Inc. ................ 2,733 376,443
JPMorgan Chase & Co. .................... 104,727 34,280,289
KeyCorp ............................... 36,067 831,344
KKR & Co., Inc. .......................... 27,044 2,482,098
Loews Corp. ............................ 6,571 743,903
M&T Bank Corp. ......................... 5,728 1,363,321
Marsh & McLennan Companies, Inc. ............ 18,844 3,140,729
Mastercard, Inc. , Class A .................... 31,513 16,185,077
MetLife, Inc. ............................ 21,355 1,806,847
Moody's Corp. ........................... 5,877 2,661,811
Morgan Stanley .......................... 46,765 9,775,756
MSCI, Inc. , Class A ....................... 2,841 1,591,074
Nasdaq, Inc. ............................ 17,547 1,383,055
Northern Trust Corp. ....................... 7,251 1,260,514
PayPal Holdings, Inc. ...................... 34,506 1,489,969
PNC Financial Services Group, Inc. (The) ........ 15,705 3,866,885
Principal Financial Group, Inc. ................ 7,771 837,558
Progressive Corp. (The) .................... 22,833 4,987,869
Prudential Financial, Inc. .................... 13,530 1,460,293
Raymond James Financial, Inc. ............... 6,876 1,045,358
Regions Financial Corp. .................... 33,646 1,016,109
Robinhood Markets, Inc. , Class A
(b)
............. 30,834 3,092,034
S&P Global, Inc. ......................... 11,850 4,826,031
State Street Corp. ........................ 10,858 1,841,517
Synchrony Financial ....................... 13,114 997,320
T Rowe Price Group, Inc. ................... 8,499 966,251
Travelers Companies, Inc. (The) ............... 8,318 2,745,938
Truist Financial Corp. ...................... 48,960 2,439,187
U.S. Bancorp ........................... 60,721 3,667,548
Visa, Inc. , Class A ........................ 64,851 22,249,730
W R Berkley Corp. ........................ 11,524 812,788
Wells Fargo & Co. ........................ 119,706 9,892,504
Willis Towers Watson PLC ................... 3,716 971,251
296,366,154
a
Total Common Stocks — 98.9%
(Cost: $ 443,960,043 ) ................................ 579,271,759
Security Shares Value
a
Preferred Stocks
Brazil  —  0 .5%
Banco Bradesco SA , Preference Shares , ADR
(b)
.... 206,272 $ 715,764
Itau Unibanco Holding SA , Preference Shares , ADR
(b)
210,346 1,718,527
Itausa SA , Preference Shares , NVS ............ 227,803 590,435
3,024,726
a
Total Preferred Stocks — 0.5%
(Cost: $ 2,637,910 ) .................................. 3,024,726
a
Total Long-Term Investments — 99.4%
(Cost: $ 446,597,953 ) ................................ 582,296,485
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(d) (e) (f)
...................... 2,015,823 2,016,428
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(d) (e)
............................ 1,594,000 1,594,000
a
Total Short-Term Securities — 0.6%
(Cost: $ 3,610,226 ) .................................. 3,610,428
Total Investments —  100.0%
(Cost: $ 450,208,179 ) ................................ 585,906,913
Liabilities in Excess of Other Assets — 0 .0% ................ (141,995)
Net Assets — 100.0% ................................. $ 585,764,918
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ —  $ 2,016,273
(b)
$ —  $ (47) $ 202  $ 2,016,428  2,015,823  $ 1,020
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 565,522  1,028,478
(b)
—  —  —  1,594,000  1,594,000  11,173  —
BlackRock, Inc. ... 5,249,975  384,332  (180,468) 22,767  (46,677) 5,429,929  5,647  30,724  —
$ —  $ 22,720  $ (46,475)
$ 9,040,357
$ 42,917  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Global Financials ETF
4
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 12 09/18/26 $ 1,999 $ 851
Euro STOXX 50 Index .................................................................. 9 09/18/26 654 6,769
FTSE 100 Index ...................................................................... 4 09/18/26 559 2,870
$ 10,490
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 349,736,907  $ 229,534,852  $ —  $ 579,271,759
Preferred Stocks ......................................... 3,024,726  —  —  3,024,726
Short-Term Securities
Money Market Funds ...................................... 3,610,428  —  —  3,610,428
$ 356,372,061  $ 229,534,852  $ —  $ 585,906,913
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 10,490  $ —  $ —  $ 10,490
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares